Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Products	$ 49,621,935	$ 53,628,508
Packaging materials and others	272,579	54,883
Total	$ 49,894,514	$ 53,683,391